UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2005

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have,
3) we omitted 2400 shares of Morgan Stanley, hence the market value and number of shares for Morgan Stanley was incorrect in the original filing, 4) we inadvertently reported an incorrect market value for AT&T, and 5) we included the Dreyfus A Bonds Plus fund and we should not have. The Dreyfus
Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October
2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
218994
5553798
SH

SOLE

4262928
0
1290870
Allstate Corp.
Common
020002101
187722
3471911
SH

SOLE

2686021
0
785890
American Express Co.
Common
025816109
1162
22575
SH

SOLE

10975
0
11600
American International Group
Common
026874107
347597
5094622
SH

SOLE

4008084
0
1086538
Apache Corp.
Common
037411105
2868
41850
SH

SOLE

11550
0
30300
Bank of America Corp.
Common
060505104
325400
7051158
SH

SOLE

5499052
0
1552106
Bank Of New York
Common
064057102
287
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7090
80
SH

SOLE

80
0
0
BP
Sponsored ADR
055622104
380
5920
SH

SOLE

0
0
5920
Career Education Corp.
Common
141665109
153230
4544230
SH

SOLE

3518540
0
1025690
Cendant Corp.
Common
151313103
273772
15871139
SH

SOLE

12281299
0
3589840
Chevron Corp
Common
166764100
272182
4794381
SH

SOLE

3736581
0
1057800
Chubb Corp.
Common
171232101
191170
1957727
SH

SOLE

1543587
0
414140
Citigroup Inc.
Common
172967101
300275
6187662
SH

SOLE

4860695
0
1326967
Comcast Corp. Special Cl A
Class A Spl.
20030N200
305388
11887072
SH

SOLE

9263262
0
2623810
ConocoPhillips
Common
20825C104
115846
1991048
SH

SOLE

1538892
0
452156
CVS Corp.
Common
126650100
234584
8878544
SH

SOLE

6971544
0
1907000
Devon Energy Corp.
Common
25179M103
282169
4511698
SH

SOLE

3535828
0
975870
Dupont De Nemours
Common
263534109
221219
5205329
SH

SOLE

4026493
0
1178836
Emerson Electric
Common
291011104
215486
2884622
SH

SOLE

2296122
0
588500
Exelon Corp.
Common
30161N101
257221
4840262
SH

SOLE

3825372
0
1014890
First Data Corp.
Common
319963104
167648
3897770
SH

SOLE

3066730
0
831040
Ford Motor Co.
Common
345370860
297
38489
SH

SOLE

28000
0
10489
Gannett Inc.
Common
364730101
134905
2227214
SH

SOLE

1707694
0
519520
General Electric
Common
369604103
246384
7029727
SH

SOLE

5477876
0
1551851
GlaxoSmithKline
Sponsored ADR
37733W105
809
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
3299
25830
SH

SOLE

25130
0
700
HCA Inc.
Common
404119109
201670
3993557
SH

SOLE

3130907
0
862650
Honeywell
Common
438516106
159702
4287213
SH

SOLE

3351633
0
935580
INTL Microcomputer Software
Common
459862306
116
120000
SH

SOLE

120000
0
0
Ishares Russell 1000 Value
Russell1000Val
464287598
4515
65405
SH

SOLE

65405
0
0
J.P. Morgan Chase & Co.
Common
46625h100
508
12797
SH

SOLE

5497
0
7300
Liberty Media Corp.
Common
530718105
1024
130063
SH

SOLE

5324
0
124739
Lilly (Eli) & Co.
Common
532457108
492
8700
SH

SOLE

8700
0
0
Martek Biosciences Corp
Common
572901106
541
22000
SH

SOLE

22000
0
0
Merrill Lynch
Common
590188108
173403
2560079
SH

SOLE

2009319
0
550760
Morgan Stanley Dean Witter
Com New
617446448
253352
4464927
SH

SOLE

3488927
0
976000
MuniEnhanced Fund
Common
626243109
263
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
661
43900
SH

SOLE

43900
0
0
North Fork Bancorp
Common
659424105
162658
5945329
SH

SOLE

4662939
0
1282390
Nuveen Insured Municipal Opportunity Fund
Common
670984103
348
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
284
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
176498
5620819
SH

SOLE

4392219
0
1228600
Pfizer Inc.
Common
717081103
149841
6425050
SH

SOLE

4959080
0
1465970
Pitney Bowes Inc.
Common
724479100
224693
5318161
SH

SOLE

4110471
0
1207690
Pulte Homes Inc.
Common
745867101
144488
3671026
SH

SOLE

2845870
0
825156
AT&T Inc.
Common
00206r102
215
8776
SH

SOLE

0
0
8776
Sprint Nextel Corp
Com Fon
852061100
231960
9929834
SH

SOLE

7790988
0
2138846
Stanley Works
Common
854616109
296
6153
SH

SOLE

6153
0
0
The Walt Disney Co.
Common
254687106
344
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
320754
18391335
SH

SOLE

14380575
0
4010760
Tyco International Ltd.
Common
902124106
204020
7069880
SH

SOLE

5516420
0
1553460
United Technologies
Common
913017109
210172
3759040
SH

SOLE

2972660
0
786380
Verizon Communications
Common
92343v104
459
15240
SH

SOLE

4200
0
11040
Washington Mutual
Common
939322103
285144
6555160
SH

SOLE

5124000
0
1431160
Wellpoint
Common
94973V107
165232
2070876
SH

SOLE

1616926
0
453950
Xerox
Common
984121103
208039
14200750
SH

SOLE

11192040
0
3008710
YUM! Brands
Common
988498101
112334
2396112
SH

SOLE

1865742
0
530370


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$ 7,861,406

List of Other Included Managers:

No.	13F File Number	Name

None